Related Party Transactions - Schedule of Interest Expense and Other Payables –Interest Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Interest expense and other payables –interest payable	$ 44,808	$ 12,421
Yi Chuan [Member]
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Interest expense and other payables –interest payable	42,193	10,193
Yasuyoshi Yanagisawa [Member]
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Interest expense and other payables –interest payable		2,228
Tzu-Wei Chung [Member]
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Interest expense and other payables –interest payable	728
Yu-Ling Yang [Member]
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Interest expense and other payables –interest payable	$ 1,887